Document and Entity Information	Jun. 24, 2022
Cover [Abstract]
Entity Registrant Name	AMEDISYS INC
Amendment Flag	false
Entity Central Index Key	0000896262
Document Type	8-K
Document Period End Date	Jun. 24, 2022
Entity File Number	0-24260
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	11-3131700
Entity Address, Address Line One	3854 American Way
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70816
City Area Code	(225)
Local Phone Number	292-2031
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AMED
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false